Convertible notes (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2020 USD ($) Days $ / shares $ / share	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Debt Conversion [Line Items]
Convertible notes	$ 460,000	$ 460,000	$ 460,000
Coupon rate	0.00%
Initial conversion rate | $ / shares	$ 4.6823
Ordinary shares, par value | $ / shares	1	$ 0	$ 0
Conversion price | $ / shares	$ 213.57
Maturity date	Nov. 01, 2025
Debt conversion terms		Prior to May 15, 2025, a holder may convert all or a portion of its convertible notes only under the following circumstances: (i) during any calendar quarter commencing after the calendar quarter ending on December 31, 2020 (and only during such calendar quarter), if the last reported sale price of the Company’s ordinary shares for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day; (ii) during the five business day period after any 10 consecutive trading day period in which the trading price, determined pursuant to the terms of the convertible notes, per $1 principal amount of convertible notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the ordinary shares and the conversion rate on each such trading day; (iii) if the Company calls such convertible notes for redemption in certain circumstances, at any time prior to the close of business on the third scheduled trading day immediately preceding the redemption date; or (iv) upon the occurrence of specified corporate events.
Percentage of conversion price	130.00%
Debt trading days | Days	20
Debt consecutive trading days | Days	30
Percentage of debt redemtion	100.00%
Payments of debt issuance costs	$ 9,969
Payments of stock issuance costs	$ 2,842
Effective borrowing rate of convertible notes	5.10%	6.70%
Capped Call
Debt Conversion [Line Items]
Derivative initial strike price | $ / share	213.57
Derivative cap price | $ / share	305.1
Capped call transactions	$ 43,240
Over-Allotment Option
Debt Conversion [Line Items]
Convertible notes	$ 60,000